CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Issuance of shares, issuance costs	$ 660
Currency translation adjustments, net		450
Accumulated unrealized gain from hedging activities, net		152
Accumulated unrealized loss from available-for-sale securities, net		24
Accumulated other comprehensive income, net		$ 626